Finance costs (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance Costs
Interest on senior notes, net of capitalization, note 14	S/ 45,358	S/ 44,729	S/ 8,108
Finance cost on cross currency swaps	26,140	27,800	25,169
Amortization of costs of issuance of senior notes	1,644	1,644	1,644
Other	95	94	1,098
Total interest expense	73,237	74,267	36,019
Unwinding of discount of long-term incentive plan, note 13	522	345	788
Unwinding of discount of other receivables		785
Total finance costs	S/ 73,759	S/ 75,397	S/ 36,807